Shareholders' Equity and Regulatory Matters	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Shareholders' Equity and Regulatory Matters

Note 15 – Shareholders’ Equity and Regulatory Matters

The Company and its banking subsidiary are subject to certain requirements imposed by state and federal banking statutes and regulations. These requirements, among other things, establish minimum levels of capital, restrict the amount of dividends that may be distributed, and require that reserves on deposit liabilities be maintained in the form of vault cash or deposits with the Federal Reserve Bank.

For the reserve maintenance period in effect at December 31, 2020, the subsidiary bank was required to maintain reserve balances in cash or on deposit with the Federal Reserve Bank in the aggregate amount of $0 as reserves on deposit liabilities.

The Company and its subsidiary bank are subject to federal regulatory risk-based capital guidelines for banks and bank holding companies. Each must meet specific capital guidelines that involve quantitative measures of assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices which measure Total Capital, Tier 1 Capital and Common Equity Tier 1 Capital to risk-weighted assets and Tier 1 Capital to average assets.

In 2013, bank regulatory agencies approved regulatory capital guidelines (“Basel III”) aimed at strengthening existing capital requirements for banking organizations. The rules include a common equity Tier 1 capital to risk-weighted assets minimum ratio of 4.50%, a minimum ratio of Tier 1 capital to risk-weighted assets of 6.00%, require a minimum ratio of total capital to risk-weighted assets of 8.00%, and require a minimum Tier 1 leverage ratio of 4.00%. A capital conservation buffer, comprised of common equity Tier 1 capital, was also established above the regulatory minimum capital requirements. This capital conservation buffer will be phased in beginning January 1, 2016 at 0.625% of risk-weighted assets and increase each subsequent year by an additional 0.625% until reaching its final level of 2.50% on January 1, 2019. Strict eligibility criteria for regulatory capital instruments were also implemented under the rules. The rules also revise the definition and calculation of Tier 1 capital, total capital, and risk-weighted assets.

The phase-in period for the rules became effective for the Company and its subsidiary bank on January 1, 2015, with full compliance of all the rules’ requirements phased in over a multi-year schedule, becoming fully phased-in on January 1, 2019. As of December 31, 2020, the Company and its subsidiary bank continue to exceed minimum capital standards and remain well-capitalized under the capital adequacy rules.

Note 15 – Shareholders’ Equity and Regulatory Matters (Continued)

Quantitative measures established by regulation to ensure capital adequacy and the Company’s consolidated capital ratios are set forth in the table below. The Company expects to meet or exceed these minimums without altering current operations or strategy.

					Minimum to Be Well
			Minimum		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Requirement		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2020
Total Capital to Risk
Weighted Assets:
Consolidated	$59,237	11.7%	$40,675	8.0%
Uwharrie Bank	65,844	13.1%	40,272	8.0%	50,340	10.0%
Tier 1 Capital to Risk
Weighted Assets:
Consolidated	55,077	10.8%	30,506	6.0%
Uwharrie Bank	61,442	12.2%	30,204	6.0%	40,272	8.0%
Common Equity Tier 1 Capital to Risk Weighted Assets:
Consolidated	44,422	8.7%	22,880	4.5%
Uwharrie Bank	50,787	10.1%	22,653	4.5%	32,721	6.5%
Tier 1 Capital to
Average Assets:
Consolidated	55,077	6.9%	32,033	4.0%
Uwharrie Bank	61,442	7.7%	31,828	4.0%	39,785	5.0%

Note 15 – Shareholders’ Equity and Regulatory Matters (Continued)

					Minimum to Be Well
			Minimum		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Requirement		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2019
Total Capital to Risk
Weighted Assets:
Consolidated	$60,509	14.1%	$34,387	8.0%
Uwharrie Bank	58,082	13.6%	34,098	8.0%	42,622	10.0%
Tier 1 Capital to Risk
Weighted Assets:
Consolidated	48,536	11.3%	25,790	6.0%
Uwharrie Bank	56,101	13.2%	25,573	6.0%	34,098	8.0%
Common Equity Tier 1 Capital to Risk Weighted Assets:
Consolidated	37,881	8.8%	19,343	4.5%
Uwharrie Bank	45,446	10.7%	19,180	4.5%	27,704	6.5%
Tier 1 Capital to
Average Assets:
Consolidated	48,536	7.4%	26,336	4.0%
Uwharrie Bank	56,101	8.5%	26,249	4.0%	32,812	5.0%

As of December 31, 2020, the most recent notification from the Federal Deposit Insurance Corporation categorized the Company’s subsidiary bank as being well capitalized under the regulatory framework for prompt corrective action. There have been no conditions or events since such notification that management believes would have changed the categorization.

In January 2013, the Company’s subsidiary bank issued $7.9 million of Fixed Rate Noncumulative Perpetual Preferred Stock, Series B. The preferred stock qualifies as Tier 1 capital at the subsidiary bank and pays dividends at a rate of 5.30%. The offering raised $7.9 million less issuance costs of $113,000.

During 2013, the Company’s subsidiary bank raised $2.8 million of Fixed Rate Noncumulative Perpetual Preferred Stock, Series C. The preferred stock qualifies as Tier 1 capital at the bank and pays dividends at an annual rate of 5.30%. The preferred stock has no voting rights. The offering raised $2.8 million in new capital less total issuance costs of $23,000.

The total net amount of capital raised from Fixed Rate Noncumulative Perpetual Preferred Stock, Series B and Series C issued at the subsidiary bank level is presented as noncontrolling interest in the consolidated balance sheets.

During the third quarter of 2019, the Company conducted a private placement offering of fixed rate junior subordinated debt securities at $1,000 per security with a required minimum investment of $50,000. The offering raised $10.0 million, of which the entire $10.0 million was outstanding at December 31, 2019. These securities have a final maturity date of September 30, 2029 and may be redeemed by the Company after September 30, 2024. The junior subordinated debt pays interest quarterly at an annual fixed rate of 5.25%. All proceeds of this private placement qualify and are included in the calculation of Tier 2 capital. Once the final maturity drops under five years, the Company must impose a twenty percent annual reduction per year of the amount of the proceeds from the sale of these securities that are eligible to be counted as Tier 2 capital. The Company will have a twenty percent reduction beginning at September 30, 2024.

All of the Company’s aforementioned investment in its subsidiary bank qualifies for Tier 1 capital treatment for the bank and is included as such in its year end capital ratios.

Stock Repurchase Program

On February 21, 1995, the Company’s Board of Directors authorized and approved a Stock Repurchase Program, to be reaffirmed annually, pursuant to which the Company may repurchase shares of the Company’s common stock for the primary purpose of providing liquidity to its shareholders. During 2020, the Company repurchased 181,558 shares of outstanding common stock and repurchased 168,683 and 138,629 shares of outstanding common stock during 2019 and 2018, respectively.